Condensed Consolidated Statements of Equity (Deficit) - USD ($) shares in Thousands, $ in Thousands	Total	Consolidated Entity	Offshore Fund [Member]	AQUA U.S. Fund [Member]	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Noncontrolling Interests in Consolidated Entities	Noncontrolling Interests in Consolidated Entities Consolidated Entity	Noncontrolling Interests in Consolidated Entities Offshore Fund [Member]	Noncontrolling Interests in Consolidated Entities AQUA U.S. Fund [Member]	Convertible Preferred Stock	Redeemable Noncontrolling Interests	Redeemable Noncontrolling Interests Consolidated Entity
Beginning balance (in shares) at Dec. 31, 2015					2,011				0					0
Beginning balance at Dec. 31, 2015	$ 136,636				$ 20	$ 234,716	$ (202,546)	$ 0	$ (25)	$ 104,471				$ 0	$ 240
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchase of treasury stock (in shares)									(1)
Purchase of treasury stock	(20)								$ (20)
Retirement of treasury stock (in shares)									1
Retirement of treasury stock	0					(45)			$ 45
Equity-based compensation (in shares)					5
Equity-based compensation	11,573					6,073	5,439			61
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Excess tax benefit (deficiency) on equity-based compensation	(284)					(284)
Deferred compensation plan distribution (in shares)					0
Deferred compensation plan distribution	0
Employee advances	(41)					(41)
Contributions from noncontrolling interests	2,373									2,373
Reallocation of carrying value	(1,469)					(2,623)				1,154					1,469
Redemption of noncontrolling interest			$ (179)	$ (46,248)								$ (179)	$ (46,248)		(18)
Redemption value adjustment, year-to-date	(936)						(936)								936
Foreign currency translation adjustment	0
Net income (loss)	(11,256)									(8,860)					(1,147)
Net income (loss)	(2,396)
Ending balance (in shares) at Dec. 31, 2016					2,016				0					0
Ending balance at Dec. 31, 2016	90,149				$ 20	237,796	(200,439)	0	$ 0	52,772				$ 0	1,480
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Purchases of common stock	(24)
Equity-based compensation (in shares)					4
Equity-based compensation	8,469					7,746	684			39
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)					3
Deferred compensation plan distribution	229					229
Employee advances	(433)					(433)
Contributions from noncontrolling interests	983									983
Reallocation of carrying value	(1,187)					(681)				(506)					1,187
Acquisitions	425									425
Redemption of noncontrolling interest				$ (52,782)									(52,782)
OpenKey warrant issuance	28									28
Redemption value adjustment, year-to-date	(1,270)						(1,270)								1,270
Distributions to consolidated noncontrolling interests	(239)						(19)			(220)
Acquisitions (in shares)					71
Acquisitions	5,454				$ 1	5,062				391					2,658
Foreign currency translation adjustment	(135)							(135)
Net income (loss)	(18,710)									(358)					(1,484)
Net income (loss)	(18,352)						(18,352)
Ending balance (in shares) at Dec. 31, 2017					2,094				0					0
Ending balance at Dec. 31, 2017	30,957				$ 21	249,695	(219,396)	(135)	$ 0	772				$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	3,797					3,789				8
Amortization of preferred stock discount	0
Dividends declared - preferred stock	0
Deferred compensation plan distribution (in shares)					0
Deferred compensation plan distribution	80					80
Employee advances	105					105
Contributions from noncontrolling interests	2,666									2,666
Reallocation of carrying value	(1,166)					530				(1,696)					1,166
Redemption of noncontrolling interest	838					838									(838)
Redemption value adjustment, year-to-date	838						838								(838)
Foreign currency translation adjustment	(114)							(97)		(17)
Net income (loss)	(5,896)									(173)					61
Net income (loss)	(5,723)						(5,723)
Ending balance (in shares) at Mar. 31, 2018					2,103									0
Ending balance at Mar. 31, 2018	32,105				$ 21	255,037	(224,281)	(232)		1,560				$ 0	4,662
Beginning balance (in shares) at Dec. 31, 2017					2,094				0					0
Beginning balance at Dec. 31, 2017	30,957				$ 21	249,695	(219,396)	(135)	$ 0	772				$ 0	5,111
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation (in shares)					6
Equity-based compensation	10,019					10,009				10
Issuance of common stock (in shares)					280
Issuance of common stock	18,931				$ 3	18,928
Discount on preferred shares	0													(2,883)
Amortization of preferred stock discount	(730)						(730)							$ 730
Dividends declared - preferred stock	(4,466)						(4,466)
Deferred compensation plan distribution (in shares)					3
Deferred compensation plan distribution	241
Employee advances	(82)					(82)
Contributions from noncontrolling interests	2,666									2,666
Reallocation of carrying value	(1,166)					530				(1,696)					1,166
Redemption of noncontrolling interest	0	$ (382)									$ (382)					$ 55
OpenKey warrant issuance													$ 26
Redemption value adjustment, year-to-date	168						168								(168)
Distributions to consolidated noncontrolling interests	(14)									(14)					(300)
Foreign currency translation adjustment	(363)							(363)							(57)
Acquisitions (in shares)					9									8,120
Acquisitions	838					838								$ 203,000	(838)
Foreign currency translation adjustment	(420)
Net income (loss)	9,258									(924)					(1,438)
Net income (loss)	10,182
Ending balance (in shares) at Dec. 31, 2018					2,392				0					8,120
Ending balance at Dec. 31, 2018	65,901				$ 24	280,159	(214,242)	(498)	$ 0	458				$ 200,847	3,531
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Equity-based compensation	2,158					2,155				3
Amortization of preferred stock discount	(491)						(491)							$ 491
Dividends declared - preferred stock	(2,791)						(2,791)
Deferred compensation plan distribution (in shares)					1
Deferred compensation plan distribution	46					46
Employee advances	249					249
Contributions from noncontrolling interests	455									455
Reallocation of carrying value	(356)					(234)				(122)					356
Redemption value adjustment, year-to-date	111						111								(111)
Distributions to consolidated noncontrolling interests	(4)									(4)
Foreign currency translation adjustment	15							15							13
Acquisitions (in shares)					60
Acquisitions	3,755				$ 1	3,754
Net income (loss)	547									(163)					21
Net income (loss)	710						710
Ending balance (in shares) at Mar. 31, 2019					2,470									8,120
Ending balance at Mar. 31, 2019	$ 70,595				$ 25	$ 287,129	$ (216,703)	$ (483)		$ 627				$ 201,338	$ 3,810